Total
USA Mutuals Vitium Global Fund
USA Mutuals Vitium Global Fund
Investment Objective
The investment objective of the USA Mutuals Vitium Global Fund (the “Vitium Global Fund” or the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Vitium Global Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to this Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers for the Vitium Global Fund” beginning on page 26 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 34 of the Statement of Additional Information and Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Vitium Global Fund	USA Mutuals Vitium Global Fund - Institutional Class	USA Mutuals Vitium Global Fund - Investor Class	USA Mutuals Vitium Global Fund - Class A	USA Mutuals Vitium Global Fund - Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	1.00%
Maximum Deferred Sales Charge (as a percentage)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Vitium Global Fund		USA Mutuals Vitium Global Fund - Institutional Class		USA Mutuals Vitium Global Fund - Investor Class	USA Mutuals Vitium Global Fund - Class A		USA Mutuals Vitium Global Fund - Class C
Management Fees (as a percentage of Assets)		0.95%		0.95%	0.95%		0.95%
Distribution and Service (12b-1) Fees		none		0.25%	0.25%	[1]	1.00%
Other Expenses (as a percentage of Assets):	[2]	0.52%	[3]	0.47%	0.47%		0.47%
Expenses (as a percentage of Assets)		1.47%		1.67%	1.67%		2.42%
Fee Waiver or Reimbursement		(0.23%)		(0.18%)	(0.18%)		(0.18%)
Net Expenses (as a percentage of Assets)	[4]	1.24%		1.49%	1.49%		2.24%
[1]	The Vitium Global Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[2]	During the fiscal year ended March 31, 2020, the Vitium Global Fund incurred extraordinary expenses that are not included in “Other Expenses”. If the extraordinary expenses had been included, “Other Expenses” would have been 0.62% for Institutional Class shares, and 0.57% for each of the Investor Class, Class A, and Class C shares.
[3]	“Other Expenses” for the Institutional Class shares include 0.05% of sub-transfer agency fees.
[4]	USA Mutuals Advisors, Inc. (the “Advisor”), the Vitium Global Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) to 1.24% of average net assets of the Fund through July 31, 2021, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.24%. The current term of the agreement may only be terminated by the Board of Trustees of the Trust. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Advisor, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
The following Example is intended to help you compare the cost of investing in the Vitium Global Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2021.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - USA Mutuals Vitium Global Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USA Mutuals Vitium Global Fund - Institutional Class	126	442	781	1,738
USA Mutuals Vitium Global Fund - Investor Class	152	509	890	1,961
USA Mutuals Vitium Global Fund - Class A	718	1,055	1,414	2,423
USA Mutuals Vitium Global Fund - Class C	327	737	1,274	2,743

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USA Mutuals Vitium Global Fund | USA Mutuals Vitium Global Fund - Class C | USD ($)	227	737	1,274	2,743

Portfolio Turnover
The Vitium Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
The Vitium Global Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Vitium Global Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming, and tobacco industries. The Vitium Global Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry). In addition, under normal market conditions, the Vitium Global Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies.

The Vitium Global Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies. Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes or due to a lack of suitable investment opportunities, the Vitium Global Fund may hold up to 20% of its net assets in cash or similar short-term, high‑quality debt securities. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments. These short‑term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Vitium Global Fund can increase during times of significant market volatility. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. Investments in the Fund are subject to the following principal risks:

•
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. In particular, the gaming industry has experienced substantial disruption and uncertainty as a result of COVID-19 and related government-imposed restrictions. For example, many casinos have been forced to halt or modify operations due to the imposition of mandatory business closures and to address social distancing guidelines. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Stock Market Risk. Certain stocks selected for the Vitium Global Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

•
Management Risk. Investment strategies employed by the Advisor in selecting investments for the Vitium Global Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.

•
Sector/Industry Concentration Risk. The Vitium Global Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

•
Small- and Mid-Capitalization Companies Risk. Investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Vitium Global Fund’s portfolio. The Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity.

•
Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Government-Sponsored Entities Risk. There is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

•
Foreign and Emerging Market Securities Risk. Political, social or economic instability in foreign developed and emerging markets may cause the value of the Vitium Global Fund’s investments in foreign securities to decline.

•	Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Vitium Global Fund’s portfolio.

•
Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

•
ADR Risk. Unsponsored ADRs held by the Vitium Global Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

•	Currency Risk. Currency-rate fluctuations due to political, social or economic instability may cause the value of the Vitium Global Fund’s investments to decline.

•
Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Vitium Global Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected.

•
Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Vitium Global Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•
Options Risk. Options may be more volatile than direct investments in the underlying securities, may involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities.

•
Liquidity Risk. The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk. Certain securities may be difficult or impossible to sell at the time and price that the Vitium Global Fund would like to sell.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Vitium Global Fund is susceptible to operational, information security, and related risks; cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Vitium Global Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund’s website at www.usamutuals.com.

Vitium Global Fund - Investor Class(1) Calendar Year Total Returns as of December 31

(1)
The returns shown in the bar chart are for the Vitium Global Fund’s Investor Class shares. Institutional Class, Class A and Class C shares have substantially similar returns because the Fund’s Institutional Class, Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The calendar year-to-date return for the Vitium Global Fund’s Investor Class shares as of June 30, 2020 was -14.10%. During the period shown in the bar chart, the best performance for a quarter was 15.75% (for the quarter ended March 31, 2019). The worst performance was -15.40% (for the quarter ended December 31, 2018).

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - USA Mutuals Vitium Global Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	[1]	MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)	27.30%	9.00%	9.37%	8.90%	[2]	Aug. 30, 2002
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	[1]	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.76%	[2]	Aug. 30, 2002
USA Mutuals Vitium Global Fund - Investor Class	[2]	Investor Class Return Before Taxes	26.24%	7.00%	11.47%	9.37%		Aug. 30, 2002
USA Mutuals Vitium Global Fund - Investor Class | After Taxes on Distributions	[2]	Investor Class Return After Taxes on Distributions	24.85%	5.51%	10.57%	8.77%
USA Mutuals Vitium Global Fund - Investor Class | After Taxes on Distributions and Sales	[2]	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	16.50%	5.24%	9.39%	7.94%
USA Mutuals Vitium Global Fund - Institutional Class	[3]	Institutional Class Shares Return Before Taxes	26.60%	7.30%		6.06%		Apr. 01, 2014
USA Mutuals Vitium Global Fund - Class A	[4]	Class A Shares Return Before Taxes	19.01%	5.71%		10.12%		Dec. 08, 2011
USA Mutuals Vitium Global Fund - Class C	[4]	Class C Shares Return Before Taxes	24.31%	6.21%		10.14%		Dec. 08, 2011
[1]	Effective December 31, 2019, the Fund changed its benchmark from the S&P 500 Index® to the MSCI All Country World Index to better align its geographic exposure with the appropriate benchmark.
[2]	Inception date 8/30/2002.
[3]	Inception date 4/1/2014.
[4]	Inception date 12/8/2011.

After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

USA Mutuals Navigator Fund
USA Mutuals Navigator Fund
Investment Objective
The investment objective of the USA Mutuals Navigator Fund (the “Navigator Fund” or the “Fund”) is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Navigator Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Class Z shares are not currently offered for purchase.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	USA Mutuals Navigator Fund - Institutional Class Shares	USA Mutuals Navigator Fund - Class Z Shares
Shareholder Fee, Other | USA Mutuals Navigator Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Navigator Fund		USA Mutuals Navigator Fund - Institutional Class Shares	USA Mutuals Navigator Fund - Class Z Shares
Management Fees (as a percentage of Assets)		1.75%	1.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.59%	0.59%
Acquired Fund Fees and Expenses		0.02%	0.02%
Expenses (as a percentage of Assets)		2.36%	2.36%
Fee Waiver or Reimbursement		(0.35%)	(0.35%)
Net Expenses (as a percentage of Assets)	[1],[2]	2.01%	2.01%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has contractually agreed to limit the Navigator Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) to 1.99% of average net assets of the Fund through July 31, 2021, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.99%. The current term of the agreement may only be terminated by the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Advisor, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
The following Example is intended to help you compare the cost of investing in the Navigator Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year. You may be required to pay brokerage commissions on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2021.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - USA Mutuals Navigator Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USA Mutuals Navigator Fund - Institutional Class Shares	204	703	1,229	2,669
USA Mutuals Navigator Fund - Class Z Shares	204	703	1,229	2,669

Portfolio Turnover
The Navigator Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding short-term investments, option transactions, derivative instruments, short sales and transfer in-kind transactions.

Principal Investment Strategies
The Navigator Fund, a diversified investment company, pursues its investment objective by employing a discretionary trading strategy which attempts to tactically allocate exposure levels in the U.S. stock market. Specifically, the Advisor invests the portfolio in long and short equity stock index futures, primarily on the S&P 500® Index; however, the Advisor may also invest in stock index futures listed on other equity exchanges.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Navigator Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. The Fund may use stock index futures for hedging or speculation purposes.

The Navigator Fund’s investment methodology is based on the Advisor’s quantitative indicators and models. The methodology begins with a top-down analysis of a broad array of fundamental and statistical data relating to the stock market. This data can be classified into five distinct categories:

1) Market valuation (whether the market is over-valued, under-valued or neutral);
2) Investor sentiment (investor expectations about the market, used as a contrary measure);
3) Market intervals (market momentum, market structure and seasonal factors);
4) Monetary environment (interest rates and macroeconomic circumstances); and
5) Macro Factors (external influences that may impact U.S. stock indexes).

An assessment of these categories determines the amount of long or short equity allocation exposure in the Navigator Fund through investment in stock index futures. This equity exposure through futures generally ranges from 30% short to 130% long.

The Navigator Fund implements short positions by using futures. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. The Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset.

The Navigator Fund will use leverage through derivatives; however, the only derivatives in which the Fund invests are stock index futures. Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short. Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument. Leverage can increase or decrease the investment returns of the Fund. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

Buy and sell decisions are at the discretion of the portfolio manager and are based on a compilation of proprietary indicators of broad market sentiment.

Principal Risks
The risks associated with an investment in the Navigator Fund can increase during times of significant market volatility. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. Investments in the Fund are subject to the following principal risks:

•
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

•
Stock Market Risk. The Navigator Fund invests in stock index futures of companies included within equity indices, which exposes the Fund to stock market risk. Instruments selected to gain stock market exposure for the Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

•
Management Risk. Investment strategies employed by the Advisor in selecting investments for the Navigator Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures may result in a substantial loss in a short period. The loss may be potentially unlimited and may be more than the original investment.

•
Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Navigator Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•	Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Navigator Fund to losses if the derivatives do not perform as expected.

•	Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Navigator Fund’s portfolio.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Navigator Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund. From its inception in 2002 through 2012, the Predecessor Partnership was managed as a proprietary account of Mr. Goldman, and was converted to a limited partnership in 2012. From its inception in 2002 through October 13, 2017, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund. Mr. Goldman managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods before October 13, 2017 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes. If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods may have been lower than that stated.

The performance returns of the Predecessor Partnership are audited. The Predecessor Partnership was not registered under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. On a going forward basis after October 13, 2017, the Fund’s performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership. Please refer to the Financial Statements section of the Statement of Additional Information (“SAI”) to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Navigator Fund. The bar chart shows the Fund’s and the Predecessor Partnership’s annual returns from year to year, as applicable. The performance shown is that of the Predecessor Partnership for periods prior to October 13, 2017. The table shows how the Fund’s average annual returns for the one-, five-, and ten-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.usamutuals.com.

Navigator Fund – Institutional Class Shares Calendar Year Total Returns as of December 31

The calendar year-to-date return for the Navigator Fund’s Institutional Class shares as of June 30, 2020 was -11.14%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.16% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -13.23% (quarter ended June 30, 2010).

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - USA Mutuals Navigator Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	[1]	S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	8.25%	Feb. 01, 2002
USA Mutuals Navigator Fund - Institutional Class Shares	[1]	Return Before Taxes	25.54%	8.44%	9.36%	11.98%	Feb. 01, 2002
USA Mutuals Navigator Fund - Institutional Class Shares | After Taxes on Distributions	[1]	Return After Taxes on Distributions	23.45%	7.99%	9.13%	11.85%
USA Mutuals Navigator Fund - Institutional Class Shares | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	15.79%	6.55%	7.65%	10.50%
[1]	The returns shown prior to October 13, 2017 are those of the Predecessor Partnership.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Navigator Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns shown prior to October 13, 2017, were calculated as if the Predecessor Partnership had qualified as a regulated investment company for federal income tax purposes.